Summary of Significant Accounting Policies - Net Income (loss) per common share (Details) - USD ($)	1 Months Ended	3 Months Ended												10 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income - basic and diluted	$ 0	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (28,890,395)	$ 0
Less: Income attributable to common stock subject to possible redemption		0				0								0	(6,913)	0
Net loss available to common shares		$ 10,719,999				$ 0								$ 0	$ (28,897,308)	$ 0
Denominator:
Weighted average number of shares - basic		19,850,454				6,037,500								6,037,500	9,654,569	6,037,500
Warrants		0				0								0	0	0
Weighted average number of shares - diluted		19,850,454				6,037,500								6,037,500	9,654,569	6,037,500
Basic and diluted loss available to common shares	$ 0.00	$ 0.54	$ (1.63)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (2.99)	$ 0.00